Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Verbund AG	462,752	$38,342,226

Brazil — 3.1%
AES Brasil Energia SA	4,565,732	11,470,451
Auren Energia SA	5,834,794	17,274,569
CPFL Energia SA	3,585,690	27,131,057
Energisa SA	5,472,917	58,088,439
Neoenergia SA	2,832,894	11,711,991
		125,676,507
Canada — 4.2%
Ballard Power Systems Inc.(a)(b)	3,106,042	14,768,804
Boralex Inc., Class A	954,853	24,706,772
Brookfield Renewable Corp., Class A	892,891	27,829,841
Canadian Solar Inc.(a)(b)	744,861	26,934,174
Innergex Renewable Energy Inc.	1,587,606	15,591,323
Northland Power Inc.	3,220,526	62,302,823
		172,133,737
Chile — 0.3%
Enel Americas SA(a)	87,305,203	11,801,024

China — 11.2%
CECEP Solar Energy Co. Ltd., Class A	6,082,800	5,621,282
CECEP Wind Power Corp, Class A	10,074,820	5,161,888
China Conch Venture Holdings Ltd.	17,058,000	21,362,730
China Datang Corp. Renewable Power Co. Ltd., Class H	45,244,000	14,746,450
China Three Gorges Renewables Group Co. Ltd., Class A	44,538,096	33,614,591
China Yangtze Power Co. Ltd., Class A	38,073,530	114,437,725
Chongqing Sanfeng Environment Group Corp. Ltd.	2,057,900	2,221,894
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd.	2,345,800	2,945,273
COFCO Biotechnology Co. Ltd., Class L	2,287,295	2,439,798
Dajin Heavy Industry Co. Ltd.	995,800	4,225,916
Flat Glass Group Co. Ltd., Class H	7,708,000	23,072,140
Ginlong Technologies Co. Ltd., Class A	616,850	8,172,506
Goldwind Science & Technology Co. Ltd., Class H	15,044,800	10,324,438
Hengdian Group DMEGC Magnetics Co. Ltd.	1,898,900	4,632,259
Huaneng Lancang River Hydropower Inc.	10,502,857	10,321,083
JA Solar Technology Co. Ltd., Class A	5,133,852	23,911,192
Jiangsu Akcome Science & Technology Co. Ltd.(a)	7,303,300	2,628,486
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	270,551	6,280,281
Jinlei Technology Co. Ltd., NVS(a)	425,200	2,085,777
LONGi Green Energy Technology Co. Ltd., Class A	8,846,940	37,068,237
Ming Yang Smart Energy Group Ltd., Class A	3,534,900	8,932,808
Risen Energy Co. Ltd.	1,773,800	5,733,449
Sichuan Chuantou Energy Co. Ltd., Class A	5,206,000	10,536,246
Sineng Electric Co. Ltd.	557,070	2,768,868
Sungrow Power Supply Co. Ltd., Class A	2,311,400	36,117,840
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	6,290,000	25,627,278
Titan Wind Energy Suzhou Co. Ltd., Class A(a)	2,804,000	5,597,626
Trina Solar Co. Ltd.	3,408,936	17,990,525
Xinyi Energy Holdings Ltd.	23,342,800	7,191,874
Zhejiang Windey Co. Ltd., NVS	1,148,270	2,145,096
		457,915,556
Security	Shares	Value

Denmark — 8.4%
Orsted AS(c)	1,655,957	$144,100,499
Vestas Wind Systems A/S(a)	7,461,884	199,578,975
		343,679,474
France — 0.5%
Neoen SA(c)	559,465	18,395,922

Germany — 2.6%
Encavis AG(a)	1,288,752	21,609,536
Nordex SE(a)	2,437,369	34,441,373
SMA Solar Technology AG(a)(b)	330,880	31,545,538
VERBIO Vereinigte BioEnergie AG(b)	382,974	18,668,676
		106,265,123
India — 0.6%
NHPC Ltd., NVS	38,867,415	24,367,227

Israel — 0.7%
Energix-Renewable Energies Ltd.	2,774,462	10,153,253
Enlight Renewable Energy Ltd.(a)	1,027,128	19,781,551
		29,934,804
Italy — 0.8%
ERG SpA	1,082,155	31,107,221

Japan — 2.4%
Chubu Electric Power Co. Inc.	7,200,500	90,206,375
RENOVA Inc.(a)(b)	846,000	8,935,716
		99,142,091
New Zealand — 0.5%
Contact Energy Ltd.	1,718,721	8,874,682
Meridian Energy Ltd.	3,611,793	12,676,952
		21,551,634
Norway — 0.7%
NEL ASA(a)(b)	13,804,088	18,722,129
Scatec ASA(c)	978,560	8,178,817
		26,900,946
Portugal — 2.9%
EDP - Energias de Portugal SA	24,345,723	113,739,291
Greenvolt Energias Renovaveis SA(a)(b)	766,412	5,354,562
		119,093,853
South Korea — 2.5%
CS Wind Corp.(b)	582,334	33,884,488
Doosan Fuel Cell Co. Ltd.(a)(b)	789,762	16,855,208
Hanwha Solutions Corp.(a)	1,604,733	47,627,227
HD Hyundai Energy Solutions Co. Ltd.	105,089	2,841,214
		101,208,137
Spain — 6.7%
Corp. ACCIONA Energias Renovables SA	1,088,796	34,270,677
EDP Renovaveis SA	2,511,536	47,972,596
Iberdrola SA	13,251,135	165,394,441
Solaria Energia y Medio Ambiente SA(a)	1,579,639	24,707,533
		272,345,247
Sweden — 0.2%
PowerCell Sweden AB(a)(b)	912,467	8,403,645

Switzerland — 1.9%
BKW AG	224,478	40,169,047
Meyer Burger Technology AG(a)(b)	62,967,149	37,857,766
		78,026,813
Taiwan — 0.9%
Century Iron & Steel Industrial Co. Ltd.	2,408,000	12,315,479

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
TSEC Corp.	9,810,235	$9,763,606
United Renewable Energy Co. Ltd.	25,097,000	14,239,372
		36,318,457
Thailand — 1.7%
Energy Absolute PCL, NVDR	35,547,600	64,488,370
Gunkul Engineering PCL, NVDR(b)	63,490,100	6,422,916
		70,911,286
United Kingdom — 0.3%
ReNew Energy Global PLC(a)(b)	1,622,496	10,059,475

United States — 43.6%
Altus Power Inc.(a)(b)	745,370	5,075,970
Array Technologies Inc.(a)(b)	2,728,625	51,980,306
Avangrid Inc.	1,015,200	37,643,616
Clearway Energy Inc., Class C	1,201,766	31,738,640
Consolidated Edison Inc.	2,669,737	253,251,252
Enphase Energy Inc.(a)(b)	1,812,765	275,232,110
First Solar Inc.(a)(b)	1,699,681	352,513,839
FuelCell Energy Inc.(a)	5,918,413	12,961,324
Gevo Inc.(a)(b)	4,614,314	7,936,620
Green Plains Inc.(a)(b)	1,049,805	37,278,576
Ormat Technologies Inc.(b)	1,021,899	83,080,389
Plug Power Inc.(a)(b)	10,512,461	137,923,488
REX American Resources Corp.(a)(b)	269,849	9,989,810
Shoals Technologies Group Inc., Class A(a)(b)	3,288,290	85,364,008
SolarEdge Technologies Inc.(a)(b)	1,095,877	264,610,460
Sunnova Energy International Inc.(a)(b)	1,945,142	34,351,208
SunPower Corp.(a)(b)	1,667,456	16,457,791
Sunrun Inc.(a)(b)	4,193,578	79,594,110
TPI Composites Inc.(a)(b)	826,225	4,907,777
		1,781,891,294
Total Common Stocks — 97.6%
(Cost: $4,301,354,669)	.	3,985,471,699
Security	Shares	Value

Preferred Stocks

Brazil — 1.9%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	28,503,432	$76,370,813

Total Preferred Stocks — 1.9%
(Cost: $63,613,641)		76,370,813

Total Long-Term Investments — 99.5%
(Cost: $4,364,968,310)		4,061,842,512

Short-Term Securities

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(d)(e)(f)	622,635,781	622,822,571
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)	11,920,000	11,920,000

Total Short-Term Securities — 15.5%
(Cost: $634,492,831)		634,742,571

Total Investments — 115.0%
(Cost: $4,999,461,141)		4,696,585,083

Liabilities in Excess of Other Assets — (15.0)%		(612,278,138)

Net Assets—100.0%		$4,084,306,945

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$709,863,596	$—	$(87,046,400	)(a)	$2,175	$3,200	$622,822,571	622,635,781	$910,732	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,710,000	—	(2,790,000	)(a)	—	—	11,920,000	11,920,000	164,589		—
					$2,175	$3,200	$634,742,571		$1,075,321		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	57	09/15/23	$2,816	$66,395
MSCI Emerging Markets Index	69	09/15/23	3,637	79,119
S&P 500 E-Mini Index	49	09/15/23	11,306	142,913
				$288,427

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/28	$3,124,359	$134,031	(c)	$3,283,397	0.1%
	Monthly	JPMorgan Chase Bank NA(d)	02/08/24	832,180	16,677	(e)	874,540	0.0	(f)
					$150,708		$4,157,937

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(25,007) of net dividends, payable for referenced securities purchased and financing fees.

(e)	Amount includes $(25,683) of net dividends, payable for referenced securities purchased and financing fees.

(f)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.(a)	92,464	$3,283,397	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$3,283,397

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
United States
Green Plains Inc.(a)	24,628	$874,540	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$874,540

(a)	Non-income producing security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,090,091,586	$1,895,380,113	$—	$3,985,471,699
Preferred Stocks	76,370,813	—	—	76,370,813

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$634,742,571	$—	$—	$634,742,571
	$2,801,204,970	$1,895,380,113	$—	$4,696,585,083
Derivative Financial Instruments(a)
Assets
Equity Contracts	$222,032	$217,103	$—	$439,135

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares